Acquisitions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	$ 99,242	$ 44,436	$ 298,161
Summary of pro-forma consolidated financial information
Net sales	9,589,229	8,888,661
Net income	641,090	448,751
Net income per common share:
Basic (in dollars per share)	$ 6.25	$ 4.29
Diluted (in dollars per share)	$ 6.12	$ 4.20
Acquisition of Comex [Member]
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	2,340,000
Acquisitions of Geocel and Pulanna [Member]
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	99,242
Acquisition of Leighs Paints [Member]
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired		$ 41,824